Short-term Bank Borrowings (Details) - Schedule of short-term bank borrowings are working capital loans		12 Months Ended
		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Short-Term Debt [Line Items]
Short-term bank borrowings amount		$ 5,178,420		$ 3,218,391	¥ 33,000,000	¥ 21,000,000
Bank of Communications [Member]
Short-Term Debt [Line Items]
Company		Huadong		Huadong
Rate		3.70%		3.85%	3.70%	3.85%
Issuance Date		Nov. 01, 2021		Sep. 08, 2020
Expiration Date		Oct. 19, 2022		Aug. 23, 2021
Short-term bank borrowings amount		$ 784,610		$ 766,284	¥ 5,000,000	¥ 5,000,000
Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Company		Huadong		Huadong
Rate		3.70%		3.70%	3.70%	3.70%
Issuance Date		Nov. 03, 2021		Nov. 03, 2020
Expiration Date		Nov. 03, 2022		Nov. 02, 2021
Short-term bank borrowings amount		$ 1,412,296		$ 1,379,310	¥ 9,000,000	¥ 9,000,000
Jiangsu Yangzhou Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Company		Huadong		Huadong
Rate		3.95%		3.15%	3.95%	3.15%
Issuance Date		Feb. 25, 2021		Feb. 18, 2020
Expiration Date		Feb. 17, 2022	[1]	Feb. 05, 2021
Short-term bank borrowings amount		$ 784,609		$ 766,284	¥ 5,000,000	¥ 5,000,000
Bank of China [Member]
Short-Term Debt [Line Items]
Company		Huadong		Huadong
Rate		3.80%		3.15%	3.80%	3.15%
Issuance Date		Mar. 03, 2021		Feb. 26, 2020
Expiration Date		Mar. 02, 2022	[1]	Feb. 22, 2021
Short-term bank borrowings amount		$ 784,609		$ 306,513	¥ 5,000,000	¥ 2,000,000
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Company		Yada
Rate		3.85%			3.85%
Issuance Date		Feb. 19, 2021
Expiration Date	[1]	Feb. 18, 2022
Short-term bank borrowings amount		$ 1,412,296			¥ 9,000,000

[1]	These loans were renewed upon maturity.